Derivative Financial Instruments - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Offsetting Liabilities [Line Items]
Net credit loss position with respect to counterparties	$ 3,520,000	$ 1,787,000
Certain counterparties
Offsetting Liabilities [Line Items]
Net credit loss position with respect to counterparties	3,520,000	1,787,000
Credit losses due to non-performance of counterparties	0	0
Restricted cash | Certain counterparties
Offsetting Liabilities [Line Items]
Cash and cash equivalents held by counterparties as collateral	$ 730,000	$ 3,445,000